Please reply to:

Los Angeles Office

Direct Tel (213) 542-2121

egelfand@gghslaw.com

Our File No. 4323. 01

October 17, 2013

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Save The World Air, Inc. I Commission File Number 0-29185 I Preliminary Proxy Materials

Dear Sir or Madam:

We represent Save The World Air, Inc. ("STWA") in connection with the filing herewith of its Preliminary Notice of 2013 Annual Meeting of Stockholders to be held on December 16, 2013, Preliminary Proxy Statement, Preliminary Proxy Card and Preliminary Shareholders' Letter. Please contact the undersigned with any comments or questions concerning these materials and filing. Thank you.

Very truly yours, /s/ Edward S. Gelfand Edward S. Gelfand

ESG/bnm

cc: Save The World Air, Inc. (via e-mail)